Contingencies and commitment (Details 1)	Mar. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 110,726
2024	104,174
2025	142,057
2026	142,057
2027 and thereafter	284,114
Total undiscounted cash flows	783,128
Less: imputed interest	(107,481)
Present value of lease liabilities	$ 675,647